Financial Instruments - Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying amount [Member]
Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates [Line Items]
Total	$ 98,244	$ 121,170
Carrying amount [Member] | DTF/IBR [Member]
Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates [Line Items]
Total	80,766	97,532
Carrying amount [Member] | SOFR [Member]
Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates [Line Items]
Total	17,478	23,638
+1% [Member]
Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates [Line Items]
Total	99,226	122,382
+1% [Member] | DTF/IBR [Member]
Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates [Line Items]
Total	81,573	98,507
+1% [Member] | SOFR [Member]
Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates [Line Items]
Total	17,653	23,875
-1% [Member]
Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates [Line Items]
Total	97,261	119,958
-1% [Member] | DTF/IBR [Member]
Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates [Line Items]
Total	79,958	96,557
-1% [Member] | SOFR [Member]
Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates [Line Items]
Total	$ 17,303	$ 23,401